Fair Value Measurement - Summary of Activities Related to Fair Value of the Guarantee Derivatives (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of guarantee derivative liabilities/(assets) at beginning of the year (Level 3)		¥ 1,357,601	¥ 861,304	¥ 1,473,853
Cash collection		5,544,708	5,512,818	4,436,911
Net cash payout		(7,522,940)	(5,284,198)	(4,435,587)
Change in fair value	[1]	¥ 1,289,241	¥ 267,677	¥ (613,873)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of financial guarantee derivative and loan at fair value	Change in fair value of financial guarantee derivative and loan at fair value	Change in fair value of financial guarantee derivative and loan at fair value
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)		¥ 668,610	¥ 1,357,601	¥ 861,304

[1]	Recognized as “Change in fair value of financial guarantee derivatives and loans at fair value, net” on the Consolidated Statements of Operations.